MINERAL PROPERTIES	12 Months Ended
Aug. 31, 2025
Disclosure of exploration and evaluation assets [Abstract]
MINERAL PROPERTIES [Text Block]

4. MINERAL PROPERTIES

The Company's only active mineral property is the Waterberg Project, located on the Northern Limb of the Bushveld Igneous Complex, approximately 85 km north of the town of Mokopane.  To August 31, 2025, an aggregate total of $91.1 million has been funded by all parties for the development of the Waterberg Project.  Development expenditures for the Waterberg Project have been capitalized.  Until the Waterberg prospecting rights were transferred to Waterberg JV Resources Proprietary Limited ("Waterberg JV Co.") in 2017, all costs incurred by other joint venture partners were treated as cost recoveries by the Company.

Total capitalized costs for the Waterberg Project are as follows:

Balance August 31, 2023	$41,614
Additions	3,016
Foreign currency translation adjustment	2,399
Balance August 31, 2024	$47,029
Additions	1,990
Foreign currency translation adjustment	204
Balance August 31, 2025	$49,223

Waterberg Mining Right

On January 28, 2021, the South African Department of Mineral and Petroleum Resources ("DMR") issued a letter to Waterberg JV Co. notifying the Company that a mining right (the "Waterberg Mining Right") had been granted.  The Waterberg Mining Right was notarially executed on April 13, 2021, was registered at the Mineral and Petroleum Titles Registration Office on July 6, 2021 and currently remains active.  At August 31, 2025, the Waterberg Project covered an area of 24,971 hectares consisting of the 20,482 hectare Waterberg Mining Right and one application for the incorporation of two adjacent farms covering 4,489 hectares into the Waterberg Mining Right.  One prospecting right consisting of approximately 4,190 hectares located adjacent to the north of the Waterberg Mining Right was allowed to expire during fiscal 2025 and a closure application has been filed with the DMR.

History of Acquisition

The Company acquired the prospecting rights which became the Waterberg Project by staking and a series of transactions during the period from approximately 2009 to 2012.

On September 21, 2017, Waterberg JV Co. acquired all Waterberg Project prospecting rights in exchange for the issue of shares to all existing Waterberg joint venture partners pro rata to their joint venture interests, resulting in the Company holding a 45.65% direct interest in Waterberg JV Co., Japan Organization for Metals and Energy Security (formerly Japan Oil, Gas and Metals National Corporation) ("JOGMEC") holding a 28.35% interest and Mnombo Wethu Consultants (Pty) Limited ("Mnombo"), as the Company's BEE partner, holding 26%.

On November 6, 2017, the Company, along with JOGMEC and Mnombo closed a strategic transaction to sell to Implats 15% of Waterberg JV Co. for $30 million.  The Company sold Implats an 8.6% interest for $17.2 million and JOGMEC sold a 6.4% interest for $12.8 million.  Implats also acquired an option to acquire a controlling interest in the Waterberg Project, which was later terminated in June 2020, as well as a right of first refusal to match concentrate offtake terms offered to Waterberg JV Co. by a bona fide third-party.  JOGMEC, or their nominee, retained a right to receive refined mineral products at the volumes produced from the Waterberg Project as well as a right to purchase or direct the sale of all or part of the project concentrate (the "Metal Rights").

In March 2019, JOGMEC completed the sale of a 9.755% interest in Waterberg JV Co. and the Metal Rights to Hanwa Co., Ltd.

On December 12, 2023, Implats advised that in the metal price environment at that time that they were halting capital expenditures across their portfolio and therefore could not fund their pro rata share of approved Waterberg cash calls.  The Company elected to cover Implats pro rata share of approved cash calls and since December 12, 2023 Implats' interest in Waterberg JV Co. has diluted from 15.0% to 14.73% (including a dilution of 0.13% in the current year) while the Company's direct interest in Waterberg JV Co. has increased concurrently.  Implats has advised Waterberg JV Co. that they will consider the funding of new cash calls as circumstances allow.

Appeals and Legal Matters

On March 7, 2024, a group claiming to be the rightful leadership of two host communities filed an application in the High Court seeking to set aside the January 28, 2021 grant of the Waterberg Mining Right by the DMR.  Many of the applicants participated in the earlier and unsuccessful appeals and court actions described above.  The applicants have requested condonation for the late filing of this appeal, claim informal rights to two farms overlaying a portion of the Waterberg Mining Right area, object to the grant of the Waterberg Mining Right, and object to the DMR dismissing their appeals on or about October 13, 2022.  The two farms in question are not planned to host any significant mine infrastructure.  Attorneys acting on behalf of Waterberg JV Co. have filed a notice of opposition and will prepare and file an answering affidavit in due course.